Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Inventories [Abstract]
Raw materials	$ 131	$ 115
Finished goods	2,183	2,388
Inventories	$ 2,314	$ 2,503